Risk Management and Financial Instruments - Schedule of Fair Value of Assets and Liabilities Through Profit or Loss (Details) - Market approach [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial investments	$ 3,350,654	$ 2,642,258
National treasury bills	65,197	210,716
Margin Cash	32,334
Derivative assets	84,468	169,736
Financial liabilities
Derivative liabilities	266,066	144,251
Level 1 [Member]
Financial assets
Financial investments		206,650
National treasury bills	65,197	210,716
Margin Cash	32,334
Derivative assets
Financial liabilities
Derivative liabilities
Level 2 [Member]
Financial assets
Financial investments	3,350,654	2,435,608
National treasury bills
Margin Cash
Derivative assets	84,468	169,736
Financial liabilities
Derivative liabilities	$ 266,066	$ 144,251